UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10501

Name of Fund:   BlackRock Municipal 2018 Term Trust (BPK)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Municipal 2018 Term Trust (BPK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.9%
Alabama 21st Century Authority, Refunding RB, Series A, 5.00%, 6/01/18	$500	$531,490
Alabama Federal Aid Highway Finance Authority, RB, GAN, Garvee, 5.00%, 9/01/18	6,000	6,457,860

		6,989,350
Alaska — 2.6%
City of Valdez Alaska, Refunding RB, 5.00%, 1/01/18	6,000	6,265,680
California — 6.3%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/19	2,500	2,794,400
California Pollution Control Financing Authority, Refunding RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series C, AMT, 5.25%, 6/01/23 (a)	4,055	4,244,815
Golden Empire Schools Financing Authority, Refunding RB, Kern High School District Projects, 1.33%, 5/01/17 (a)	1,710	1,709,624
Los Angeles Regional Airports Improvement Corp., Refunding RB, Facilities Lease, LAXFuel Corp., AMT:
5.00%, 1/01/17	450	454,756
5.00%, 1/01/18	930	976,658
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750	4,177,950
Oakland Unified School District/Alameda County, GO, Refunding, 5.00%, 8/01/18	1,000	1,074,930

		15,433,133
Colorado — 1.0%
Colorado Educational & Cultural Facilities Authority, Refunding RB, Peak to Peak Charter School, 4.00%, 8/15/18	175	183,440
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project:
4.00%, 12/01/17	515	528,730
4.00%, 12/01/18	540	566,055

Municipal Bonds	Par (000)	Value
Colorado (continued)
Park Creek Metropolitan District Colorado, Refunding RB, Senior Limited Property Tax, 4.00%, 12/01/18	$1,000	$1,055,940

		2,334,165
Delaware — 0.3%
Delaware State Economic Development Authority, RB, State University Project, 5.00%, 10/01/18	735	790,412
Florida — 5.1%
City of Miami Beach Florida, RB, 5.00%, 9/01/18	875	941,308
County of Broward Florida Airport System Revenue, Refunding RB, Series P-1, AMT, 5.00%, 10/01/18	3,930	4,233,985
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/18 (b)	1,250	1,344,100
County of Indian River Florida School Board, COP, Refunding, Series A, 5.00%, 7/01/18	600	641,808
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/18	2,000	2,156,580
Miami Beach Health Facilities Authority, Refunding RB, Mount Sinai Medical Center, 4.00%, 11/15/18	250	264,290
Miami-Dade County School Board Foundation. Inc, COP, Refunding Series A, 5.00%, 5/01/18	1,500	1,594,335
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 5/01/13 (c)(d)	1,920	1,343,213

		12,519,619
Guam — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	620	682,521
Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose Senior Living Revenue, 5.00%, 11/15/18	370	393,210

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Municipal Bonds	Par (000)	Value
Illinois — 6.6%
Chicago Transit Authority, Refunding RB, 5.00%, 6/01/18	$1,000	$1,056,250
Counties of Du Page & Will Illinois Community School District No 204 Indian Prairie, GO, Refunding Series B, 3.00%, 12/30/18	1,935	2,012,961
Fox Valley Park District, GO, Series A, 5.00%, 12/15/18	1,725	1,876,231
Illinois Finance Authority, Refunding RB:
University Medical Center Rush, Series A, 5.00%, 11/15/18	1,000	1,080,470
Central DuPage Health, Series B, 5.00%, 11/01/18	2,290	2,465,918
Peoples Gas Light and Coke Co. Project, Series B, 1.88%, 2/01/33 (a)	1,000	1,017,480
Railsplitter Tobacco Settlement Authority, RB, 5.00%, 6/01/18	1,290	1,369,206
State of Illinois, GO (AGM), 5.00%, 4/01/18	465	480,526
State of Illinois, RB, Build Illinois, Series B:
5.00%, 6/15/18 (e)	355	379,647
Unrefunded Balance, 5.00%, 6/15/18	1,645	1,756,449
State of Illinois, GO, Refunding, 5.00%, 8/01/18	2,500	2,639,500

		16,134,638
Indiana — 2.1%
Indiana Finance Authority, RB, Ohio River Bridges East End Crossing Project, Series B, AMT, 5.00%, 1/01/19	1,715	1,734,482
Indiana State Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/19	875	955,019
Indianapolis Airport Authority, Refunding RB, Special Facilities, FedEx Corp. Project, AMT, 5.10%, 1/15/17 (e)	2,500	2,530,175

		5,219,676
Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.00%, 12/01/19	1,850	1,914,103

Municipal Bonds	Par (000)	Value
Iowa (continued)
University of Iowa, Refunding RB, Series S, 5.00%, 11/01/18	$655	$709,751

		2,623,854
Kansas — 1.1%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.00%, 11/15/18	2,500	2,706,950
Kentucky — 2.1%
County of Kenton Kentucky School District Finance Corp., Refunding RB, 2.50%, 6/01/18	3,210	3,281,519
County of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Catholic Health Initiatives, Series A, 5.00%, 12/01/18	1,755	1,887,151

		5,168,670
Maryland — 3.6%
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.00%, 1/01/19	1,685	1,831,578
Meritas Medical Center, 5.00%, 7/01/18	400	427,144
University of Maryland Medical System, 5.00%, 7/01/18	1,000	1,068,770
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 3/01/19	5,000	5,465,950

		8,793,442
Michigan — 3.9%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital (AGM), 5.00%, 5/15/18	2,025	2,147,755
Michigan State Finance Authority, Refunding RB, AMT:
5.00%, 11/01/17	2,275	2,350,257
5.00%, 11/01/18	2,100	2,230,704
Michigan State Hospital Finance Authority, Refunding RB, Oakwood Obligation Group, Series A, 5.00%, 7/15/17 (b)	1,000	1,033,220

2	BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan State Housing Development Authority, Refunding RB, Series B, 4.15%, 4/01/18	$1,000	$1,039,990
Saginaw Valley State University, RB, Series A, 5.00%, 7/01/18	600	640,608

		9,442,534
Mississippi — 0.4%
Mississippi Development Bank, Refunding RB, 5.00%, 3/01/18	1,000	1,050,840
Missouri — 0.8%
City of Kansas City Missouri, Refunding ARB, AMT, Series A, 5.00%, 9/01/18	1,750	1,876,367
Nebraska — 1.6%
Central Plains Energy Project, RB, Gas Project (Project No. 3), 5.00%, 9/01/17	2,330	2,403,302
Public Power Generation Agency, RB, Whelan Energy Center, Series 2-A (AGC), 5.00%, 1/01/17 (b)	1,500	1,515,810

		3,919,112
Nevada — 3.9%
City of Las Vegas Nevada, Special Assessment Bonds, Summerlin Area, 5.35%, 6/01/17	450	452,457
County of Clark Nevada, Refunding, Special Assessment Bonds, Improvement District No. 142, Mountain’s Edge, 4.00%, 8/01/18	3,600	3,705,372
Director of the State of Nevada Department of Business & Industry, RB, Mandatory Put Bonds, Republic Services, Inc. Project, AMT, 5.63%, 12/01/26 (a)	5,120	5,427,098

		9,584,927
New Hampshire — 2.1%
New Hampshire State Turnpike System, RB, Series A, 5.00%, 10/01/18	4,740	5,121,902
New Jersey — 13.8%
County of Atlantic New Jersey, Refunding, 3.00%, 10/01/18	1,855	1,918,997
New Jersey EDA, Refunding RB:
Cigarette Tax Revenue, 5.00%, 6/15/18	5,000	5,246,150

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB (continued):
Lions gate Project, 3.25%, 1/01/18	$250	$253,128
New Jersey Educational Facilities Authority, RB, Seton Hall University, Series D, 5.00%, 7/01/18	320	341,715
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.25%, 12/01/18 (e)	2,500	2,783,900
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.00%, 7/01/18	850	909,067
AtlantiCare Regional Medical Center, 5.00%, 7/01/17 (b)	1,500	1,546,590
Barnabas Health, Series A, 5.00%, 7/01/18 (e)	2,000	2,143,340
Princeton HealthCare System, 5.00%, 7/01/18	1,620	1,727,017
New Jersey Higher Education Student Assistance Authority, RB, Series 1A, AMT:
5.00%, 12/01/17	460	478,630
5.00%, 12/01/18	2,000	2,138,980
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.55%, 10/01/22	1,660	1,680,982
New Jersey State Turnpike Authority, Refunding RB, Series G, 5.00%, 1/01/18	1,350	1,417,392
New Jersey Transportation Trust Fund Authority, RB:
Series B, 5.00%, 6/15/18	2,000	2,120,500
Transportation Program, Series AA, 5.00%, 6/15/18	2,000	2,120,500
Transportation System, Series A, 5.75%, 6/15/18	1,320	1,416,175
Transportation System, Series A (AMBAC), 5.75%, 6/15/18	2,070	2,222,311
Newark Housing Authority, RB, South Ward Police Facility (AGC), 4.50%, 12/01/18	2,785	2,878,047

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
South Jersey Transportation Authority LLC, Refunding RB, Series A, 5.00%, 11/01/20	$200	$224,538

		33,567,959
New York — 5.2%
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.00%, 11/15/18	1,000	1,086,980
Series F, 4.00%, 11/15/18	200	212,888
New York State Dormitory Authority, RB, General Purpose, Series A, 5.00%, 3/15/18	6,500	6,895,005
New York State Dormitory Authority, Refunding RB, Series A, 3.00%, 7/01/18	440	456,188
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/18	1,500	1,583,625
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	1,200	1,361,820
State of New York Dormitory Authority, Refunding RB, Orignal Regional Medical Center, 5.00%, 12/01/17 (f)	1,000	1,044,700

		12,641,206
North Carolina — 0.9%
North Carolina HFA, Refunding RB, Series 28-A, AMT, 4.65%, 7/01/23	2,170	2,183,345
Pennsylvania — 12.9%
Altoona City Authority, Refunding RB, 5.25%, 11/01/18	2,500	2,703,275
Beaver County Industrial Development Authority, Refunding RB, Pollution Control, Series A, 2.70%, 4/01/35 (a)	3,050	2,905,888
Chester County Health & Education Facilities Authority, Refunding RB:
3.00%, 12/01/17	585	592,535
4.00%, 12/01/18	805	834,471
Cumberland County Municipal Authority, Refunding RB:
4.00%, 1/01/18	1,380	1,427,527
5.75%, 1/01/19 (e)	2,135	2,362,847
5.75%, 1/01/19	240	264,024

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Lancaster Industrial Development Authority, Refunding RB, Garden Spot Village Project, 5.00%, 5/01/17	$1,175	$1,193,130
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 1/15/18	1,000	1,044,690
Pennsylvania Economic Development Financing Authority, RB:
PA Bridges Finco LP, AMT, 5.00%, 12/31/18	2,100	2,270,247
University of Pennsylvania Medical Center, 5.00%, 3/15/18	750	794,040
Waste Management, Inc. Project, 1.55%, 12/01/33 (a)	5,000	5,016,950
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 3.00%, 11/01/18	1,000	1,026,860
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, Inc., Student Housing Project:
4.00%, 10/01/17	275	280,572
4.00%, 10/01/18	560	580,983
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.00%, 5/01/18	1,000	1,059,730
University Propertise, Inc. Student Housing Project at East, 4.00%, 7/01/18	315	328,510
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/18	1,500	1,600,440
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/19 (b)	1,000	1,107,470
Philadelphia Gas Works Co., Refunding RB, 4.00%, 8/01/18	1,790	1,884,244
State Public School Building Authority, RB, Community College of Allegheny County Project (AGM), 5.00%, 7/15/18	900	958,050

4	BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
West Chester Area School District, GO, Refunding, Series AA, 5.00%, 5/15/18	$1,000	$1,067,420

		31,303,903
Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp., Refunding RB, Hospital Financing Revenue, Lifespan Obligated Group Issue, 5.00%, 5/15/18	1,040	1,103,045
Tennessee — 1.2%
Metropolitan Gov’t Nashville & Davidson County Health & Educational Facs Bd, Refunding RB, Lipscomb University Project, Series A, 4.00%, 10/01/18	260	273,621
Tennessee Energy Acquisition Corp., RB:
Series A, 5.25%, 9/01/18	1,040	1,114,121
Series C, 5.00%, 2/01/18	1,500	1,572,015

		2,959,757
Texas — 12.0%
Birdville ISD Texas, GO, Refunding, CAB (PSF-GTD), 0.00%, 2/15/18 (g)	1,615	1,594,312
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 5.75%, 1/01/18 (e)	750	795,008
City of Dallas Texas, GO, Refunding, 5.00%, 2/15/18	2,500	2,640,450
City of Dallas Texas, Refunding RB, Civic Center Convention Complex (AGC), 5.00%, 8/15/21	2,500	2,757,750
City of Houston Texas, Refunding RB, Sub Lien, Series B, 5.00%, 7/01/18	1,000	1,066,600
Eagle Mountain & Saginaw Independent School District, GO, Refunding, 5.00%, 8/15/18	150	161,451
Houston ISD Public Facilities Authority, RB, 5.00%, 9/15/18	5,000	5,391,950
Lower Colorado River Authority, Refunding RB, LCRA Transmission, Series B, 5.00%, 5/15/18	5,000	5,327,400
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project, Series A:
4.00%, 4/01/17	160	161,899

Municipal Bonds	Par (000)	Value
Texas (continued)
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project, Series A (continued):
4.00%, 4/01/18	$685	$709,153
4.00%, 4/01/20	165	177,969
North Texas Tollway Authority, Refunding RB, Series C, 5.00%, 1/01/19	2,215	2,408,214
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/18	1,195	1,275,902
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/18	4,360	4,683,250

		29,151,308
Virginia — 0.9%
City of Norfolk Virginia, Refunding RB, Water Revenue, 5.00%, 11/01/18	1,230	1,333,886
Virginia College Building Authority, Refunding RB, Series A, 5.00%, 7/01/18 (f)	785	826,456

		2,160,342
Washington — 1.5%
Energy Northwest, Refunding RB, Wind Project Revenue, 5.00%, 7/01/18	2,865	3,060,479
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B, 5.00%, 10/01/18	500	540,390

		3,600,869
Wisconsin — 1.0%
State of Wisconsin, Refunding RB, Series A:
5.00%, 5/01/18 (e)	800	852,064
5.00%, 5/01/18	200	212,948
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.00%, 4/01/19	1,265	1,388,768

		2,453,780
Total Municipal Bonds — 97.8%		238,176,516

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Municipal Bonds Transferred to Tender Option Bond Trusts (h) — 2.2%	Par (000)	Value
Illinois — 2.2%
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien (AGM), 5.00%, 11/01/20 (a)	$5,000	$5,339,200
Total Long-Term Investments (Cost — $239,098,184) — 100.0%		243,515,716

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.63% (i)(j)	1,213,820	1,213,820
Total Short-Term Securities (Cost — $1,213,820) — 0.5%		1,213,820

Value
Total Investments (Cost — $240,312,004*) — 100.5%	$244,729,536
Other Assets Less Liabilities — 1.0%	2,445,464
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.5)%	(3,760,988)

Net Assets — 100.0%	$243,414,012

* As of Period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$236,585,642

Gross unrealized appreciation	$5,177,461
Gross unrealized depreciation	(783,567)

Net unrealized appreciation	$4,393,894

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Zero-coupon bond.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(i)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	1,213,820	1,213,820	$1,213,820	$1,917
FFI Institutional Tax-Exempt Fund	69	(69)	—	—	132
Total				$1,213,820	$2,049

(j)	Current yield as of period end.

6	BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Portfolio Abbreviations
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GAN	Grant Anticipation Notes
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or nontransferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$243,515,716	—	$243,515,716
Short-Term Securities	$1,213,820	—	—	1,213,820
Total	$1,213,820	$243,515,716	—	$244,729,536

[1]	See above Schedule of Investments for values in each state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $3,750,000 are categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2016, there were no transfers between levels.

8	BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2018 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal 2018 Term Trust

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal 2018 Term Trust

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal 2018 Term Trust

Date: November 22, 2016